UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Carl Domino, Inc.
Address:  251 Royal Palm Way, Suite 601
          Palm Beach, FL 33480


Form 13F File Number:  028-12146

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. Dixon
Title:    Chief Compliance Officer/ Chief Operating Officer
Phone:    (561) 833-2882

Signature, Place, and Date of Signing:

     /s/ Michael J. Dixon        Palm Beach, FL             04/08/2011
     --------------------        --------------             ----------
         [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          160
                                         -----------

Form 13F Information Table Value Total:  $   148,661
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

        COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
-------------------------  --------------  ---------  --------  -------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                                       VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   --------------------------
     NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
-------------------------  --------------  ---------  --------  --------  ---  ----  ----------  -------- -------- -------- --------
3M CO COM                  COMMON STOCK    88579Y101     2,339    25,020  SH         Sole                   25,020
ABBOTT LABORATORIES        COMMON STOCK    002824100     1,789    36,477  SH         Sole                   36,477
ABIOMED, INC.              COMMON STOCK    003654100       218    15,000  SH         Sole                   15,000
ACXIOM CORPORATION         COMMON STOCK    005125109       201    14,000  SH         Sole                   14,000
ADOBE SYSTEMS
  INCORPORATED             COMMON STOCK    00724F101       265     8,000  SH         Sole                    8,000
AKAMAI TECHNOLOGIES COM    COMMON STOCK    00971T101       494    13,000  SH         Sole                   13,000
ALLSCRIPTS HEALTHCARE
  SOLUTION                 COMMON STOCK    01988P108       302    14,400  SH         Sole                   14,400
AMERICAN CAPITAL AGENCY
  CORP                     COMMON STOCK    02503X105       952    32,675  SH         Sole                   32,675
AMERICAN EXPRESS COMPANY   COMMON STOCK    025816109     2,302    50,925  SH         Sole                   50,925
AMGEN INC COM              COMMON STOCK    031162100       490     9,164  SH         Sole                    9,164
AMYLIN PHARMACEUTICALS,
  INC.                     COMMON STOCK    032346108       205    18,000  SH         Sole                   18,000
APACHE CORP COM            COMMON STOCK    037411105       908     6,933  SH         Sole                    6,733               200
APPLE INC                  COMMON STOCK    037833100       263       754  SH         Sole                      754
AT&T INC COM               COMMON STOCK    00206R102       639    20,871  SH         Sole                   20,771               100
AVON PRODUCTS INC COM      COMMON STOCK    054303102     1,811    66,978  SH         Sole                   66,978
BANK OF AMERICA CORP       COMMON STOCK    060505104       640    47,996  SH         Sole                   46,996             1,000
BAXTER INTL INC COM        COMMON STOCK    071813109     1,648    30,640  SH         Sole                   30,640
BB&T CP                    COMMON STOCK    054937107     1,977    72,030  SH         Sole                   72,030
BECKMAN COULTER INC COM    COMMON STOCK    075811109       518     6,237  SH         Sole                    6,237
BRISTOL MYERS SQUIBB COM   COMMON STOCK    110122108     1,874    70,913  SH         Sole                   70,913
CALGON CARBON CORP         COMMON STOCK    129603106       395    24,876  SH         Sole                   24,876
CALIFORNIA PIZZA KITCHEN
  INC                      COMMON STOCK    13054D109       283    16,769  SH         Sole                   16,769
CATERPILLAR INC DEL COM    COMMON STOCK    149123101     3,052    27,410  SH         Sole                   27,410
CHARDAN SOUTH CHINA
  ACQUISITIO               COMMON STOCK    G04136100       173    36,889  SH         Sole                   36,889
CHESAPEAKE ENERGY CORP.    COMMON STOCK    165167107       235     7,000  SH         Sole                    7,000
CHEVRON CORP               COMMON STOCK    166764100     2,865    26,651  SH         Sole                   26,651
CHIMERA INVESTMENT
  CORPORATION              COMMON STOCK    16934Q109       220    55,450  SH         Sole                   55,450
CIENA CORP COM             COMMON STOCK    171779309     1,801    69,429  SH         Sole                   69,429
CISCO SYS INC COM          COMMON STOCK    17275R102       490    28,597  SH         Sole                   28,197               400
CITIGROUP INC COM          COMMON STOCK    172967101        64    14,430  SH         Sole                   14,430
CLEAR CHANNEL OUTDOOR CL
  A                        COMMON STOCK    18451C109       426    29,300  SH         Sole                   29,300
COLGATE PALMOLIVE CO       COMMON STOCK    194162103     1,702    21,070  SH         Sole                   21,070
COMPOSITE TECH CORP COM    COMMON STOCK    20461s108        47   243,400  SH         Sole                  243,400
CONOCOPHILLIPS COM         COMMON STOCK    20825C104     2,935    36,753  SH         Sole                   36,753
CORRECTIONS CORP OF
  AMERICA                  COMMON STOCK    22025Y407       414    16,975  SH         Sole                   16,975
CREE INC COM               COMMON STOCK    225447101       269     5,825  SH         Sole                    5,350               475
CTC MEDIA, INC             COMMON STOCK    12642x106     1,864    79,100  SH         Sole                   79,100
D R HORTON INC COM         COMMON STOCK    23331A109       245    21,000  SH         Sole                   21,000
DEERE & CO COM             COMMON STOCK    244199105     2,368    24,437  SH         Sole                   24,437
DG FASTCHANNEL, INC.       COMMON STOCK    23326R109       290     9,000  SH         Sole                    9,000
DOW CHEMICAL CO COM        COMMON STOCK    260543103     2,427    64,284  SH         Sole                   64,284
DRYSHIPS INC.              COMMON STOCK    Y2109Q101       129    26,000  SH         Sole                   26,000
DU PONT E I DE NEMOURS
  COM                      COMMON STOCK    263534109     3,140    57,126  SH         Sole                   57,126
DUKE ENERGY CORP COM       COMMON STOCK    26441C105       298    16,400  SH         Sole                   16,100               300
E M C CORP MASS COM        COMMON STOCK    268648102       754    28,405  SH         Sole                   28,405
EMERSON ELEC CO COM        COMMON STOCK    291011104     2,092    35,805  SH         Sole                   35,805
ENERGY CONVERSION
  DEVICES, INC             COMMON STOCK    292659109        78    34,500  SH         Sole                   34,500
EXXON MOBIL CORP COM       COMMON STOCK    30231G102     1,166    13,854  SH         Sole                   13,654               200
F5 NETWORKS INC            COMMON STOCK    315616102       308     3,000  SH         Sole                    3,000
FORD MTR CO DEL COM PAR
  $0.01                    COMMON STOCK    345370860       729    48,895  SH         Sole                   48,895
FOSTER WHEELER AG          COMMON STOCK    H27178104       273     7,247  SH         Sole                    7,247
FTI CONSULTING INC COM     COMMON STOCK    302941109       365     9,518  SH         Sole                    9,518
GANNETT INC COM            COMMON STOCK    364730101       228    15,000  SH         Sole                   15,000
GARMIN LTD.                COMMON STOCK    H2906T109     1,357    40,070  SH         Sole                   40,070
GENERAL ELEC CO COM        COMMON STOCK    369604103     2,582   128,796  SH         Sole                  128,696               100
GERON CORP                 COMMON STOCK    374163103       131    26,000  SH         Sole                   26,000
GILEAD SCIENCES INC COM    COMMON STOCK    375558103       662    15,581  SH         Sole                   15,181               400
GOOGLE INC CL A            COMMON STOCK    38259P508       583       993  SH         Sole                      993
GT SOLAR INTERNATIONAL
  INC.                     COMMON STOCK    3623E0209       468    43,840  SH         Sole                   43,840
HALLIBURTON CO             COMMON STOCK    406216101       335     6,728  SH         Sole                    6,328               400
HANCOCK HLDG CO COM        COMMON STOCK    410120109     1,776    54,070  SH         Sole                   54,070
HANSEN MEDICAL, INC.       COMMON STOCK    411307101        22    10,000  SH         Sole                   10,000
HARLEY-DAVIDSON INC        COMMON STOCK    412822108     2,476    58,275  SH         Sole                   58,275
HARRIS CP                  COMMON STOCK    413875105     2,251    45,380  SH         Sole                   45,380
HAWAIIAN ELEC INDS COM     COMMON STOCK    419870100       385    15,542  SH         Sole                   15,542
HEALTHWAYS, INC.           COMMON STOCK    422245100       169    11,000  SH         Sole                   11,000
HEWLETT PACKARD CO COM     COMMON STOCK    428236103       213     5,194  SH         Sole                    5,194
HOME DEPOT INC             COMMON STOCK    437076102     2,633    71,057  SH         Sole                   70,457               600
HUMAN GENOME SCIENCES COM  COMMON STOCK    444903108       302    11,000  SH         Sole                   11,000
HUNTINGTON BANCSHARES
  INCORPOR                 COMMON STOCK    446150104       167    25,100  SH         Sole                   25,100
HUNTSMAN CORP              COMMON STOCK    447011107     3,367   193,710  SH         Sole                  193,710
ICAD INC COM               COMMON STOCK    44934S107       137   101,299  SH         Sole                  101,299
IDERA PHARMACEUTICALS COM  COMMON STOCK    45168K306       386    19,225  SH         Sole                   19,225
IMMERSION CORPORATION      COMMON STOCK    452521107       146    19,134  SH         Sole                   19,134
IMPATH INC COM             COMMON STOCK    45255g101         -    31,500  SH         Sole                   31,500
INCO LTD COM               COMMON STOCK    453258402       349    12,000  SH         Sole                   12,000
INTEL CORP COM             COMMON STOCK    458140100       635    31,468  SH         Sole                   30,868               600
IROBOT CORP COM            COMMON STOCK    462726100       296     8,999  SH         Sole                    8,999
JOHNSON & JOHNSON COM      COMMON STOCK    478160104     2,319    39,141  SH         Sole                   38,841               300
JPMORGAN & CHASE & CO COM  COMMON STOCK    46625H100     2,127    46,143  SH         Sole                   46,143
KIMBERLY CLARK             COMMON STOCK    494368103     1,856    28,436  SH         Sole                   28,436
KONINKLIJKE PHILIPS EL
  NY REG                   COMMON STOCK    500472303       222     6,913  SH         Sole                    6,713               200
KRAFT FOODS INC CL A       COMMON STOCK    50075N104       467    14,878  SH         Sole                   14,878
LEVEL 3 COMMUNICTIONS COM  COMMON STOCK    52729N100       191   130,000  SH         Sole                  130,000
LIBERTY GLOBAL INC COM
  SER C                    COMMON STOCK    530555309       475    11,882  SH         Sole                   11,882
MARATHON OIL CORP COM      COMMON STOCK    565849106     3,132    58,760  SH         Sole                   58,760
MASCO CORP COM             COMMON STOCK    574599106     1,935   139,015  SH         Sole                  139,015
MASTEC INC COM             COMMON STOCK    576323109       360    17,300  SH         Sole                   17,300
MAXIM INTEGRATED PRODS
  INC                      COMMON STOCK    57772K101     2,442    95,395  SH         Sole                   95,395
MBIA INC COM               COMMON STOCK    55262C100       261    26,000  SH         Sole                   26,000
MCDONALDS CORPORATION      COMMON STOCK    580135101     1,860    24,443  SH         Sole                   24,343               100
MEDIVATION, INC.           COMMON STOCK    58501N101       336    18,000  SH         Sole                   18,000
MEMC ELECTRONIC
  MATERIALS, INC           COMMON STOCK    552715104       181    14,000  SH         Sole                   14,000
MERCK & CO INC NEWCOM      COMMON STOCK    58933Y105     1,829    55,408  SH         Sole                   55,408
MGIC INVT CORP WIS COM     COMMON STOCK    552848103       262    29,500  SH         Sole                   29,500
MGM RESORTS INTERNATIONAL  COMMON STOCK    552953101       448    34,100  SH         Sole                   34,100
MICROSOFT CORP COM         COMMON STOCK    594918104       288    11,350  SH         Sole                   10,850               500
MID-AMER APT CMNTYS COM    COMMON STOCK    59522J103       270     4,200  SH         Sole                    4,200
MINATURA GOLD COM          COMMON STOCK    602521106        28    28,161  SH         Sole                   28,161
MOTRICITY, INC.            COMMON STOCK    620107102       541    36,000  SH         Sole                   36,000
MYREXIS, INC.              COMMON STOCK    62856h107       144    37,275  SH         Sole                   37,275
NASDAQ OMX GROUP           COMMON STOCK    631103108       368    14,240  SH         Sole                   14,240
NATURAL RESOURCE PARTNERS  COMMON STOCK    63900P103       307     8,750  SH         Sole                    8,750
NEUROCRINE BIOSCIENCES     COMMON STOCK    64125C109       304    40,000  SH         Sole                   40,000
NEW YORK CMNTY BANCORP
  COM                      COMMON STOCK    649445103     2,095   121,360  SH         Sole                  121,360
NEXTERA ENERGY, INC.       COMMON STOCK    65339F101       427     7,750  SH         Sole                    7,750
NOKIA CORP SPONSORED ADR   COMMON STOCK    654902204     1,887   221,695  SH         Sole                  221,695
NORDSTROM INC              COMMON STOCK    655664100     1,969    43,877  SH         Sole                   43,877
NORTHROP GRUMMAN CORP COM  COMMON STOCK    666807102     2,022    32,242  SH         Sole                   32,242
NUANCE COMMUNICATIONS COM  COMMON STOCK    67020y100       295    15,107  SH         Sole                   15,107
NUCOR CP                   COMMON STOCK    670346105     1,924    41,805  SH         Sole                   41,805
NYSE EURONEXT              COMMON STOCK    629491101     2,318    65,910  SH         Sole                   65,910
OMNICELL, INC.             COMMON STOCK    68213n109       168    11,000  SH         Sole                   11,000
PALL CORP COM              COMMON STOCK    696429307     1,934    33,565  SH         Sole                   33,565
PAREXEL INTERNATIONAL
  CORPORAT                 COMMON STOCK    699462107       299    12,000  SH         Sole                   12,000
PARTNERRE LTD COM          COMMON STOCK    G6852T105       477     6,022  SH         Sole                    6,022
PAYCHEX INC                COMMON STOCK    704326107     2,080    66,260  SH         Sole                   66,060               200
PEABODY ENERGY CORP COM    COMMON STOCK    704549104       245     3,400  SH         Sole                    3,300               100
PEPSICO INC COM            COMMON STOCK    713448108     2,851    44,266  SH         Sole                   43,866               400
PFIZER INC COM             COMMON STOCK    717081103       809    39,851  SH         Sole                   38,851             1,000
PITNEY BOWES INC COM       COMMON STOCK    724479100       226     8,800  SH         Sole                    8,800
PRICE T ROWE GROUP INC
  COM                      COMMON STOCK    74144T108       367     5,525  SH         Sole                    5,525
PROCTER & GAMBLE CO COM    COMMON STOCK    742718109     2,251    36,546  SH         Sole                   36,546
PROLOGIS                   COMMON STOCK    743410102     2,468   154,470  SH         Sole                  154,470
PROTALIX BIOTHERAPEUTICS
  INC                      COMMON STOCK    74365A101       140    23,000  SH         Sole                   23,000
PULSE ELECTRONICS
  CORPORATION              COMMON STOCK    74586W106       222    36,689  SH         Sole                   36,689
REALNETWORKS INC.          COMMON STOCK    75605L104       149    40,000  SH         Sole                   40,000
REGAL ENTERTAINMENT GROUP  COMMON STOCK    758766109     2,046   151,583  SH         Sole                  151,583
ROYAL CARIBBEAN CRUISE
  COM                      COMMON STOCK    V7780T103       660    16,000  SH         Sole                   16,000
RPM INTL INC COM           COMMON STOCK    749685103       284    11,964  SH         Sole                   11,964
SAVIENT PHARMACEUTICALS
  INC                      COMMON STOCK    80517Q100       191    18,000  SH         Sole                   18,000
SCHLUMBERGER LTD COM       COMMON STOCK    806857108       452     4,842  SH         Sole                    4,842
SILICON GRAPHICS INTL
  CORP                     COMMON STOCK    82706L108       407    19,000  SH         Sole                   19,000
SIRIUS XM RADIO INC COM    COMMON STOCK    82967N108       331   200,500  SH         Sole                  200,500
SKYWORKS SOLUTIONS INC
  COM                      COMMON STOCK    83088M102       843    26,020  SH         Sole                   26,020
STANDARD PACIFIC CORP.     COMMON STOCK    85375C101       209    56,000  SH         Sole                   56,000
SUNOCO, INC.               COMMON STOCK    86764P109     2,250    49,345  SH         Sole                   49,345
SUPER MICRO COMPUTER INC   COMMON STOCK    86800U104       257    16,000  SH         Sole                   16,000
TD AMERITRADE HLDG CP COM  COMMON STOCK    87236y108       209    10,000  SH         Sole                   10,000
TEKELEC                    COMMON STOCK    879101103       154    19,000  SH         Sole                   19,000
TELESTONE TECHNOLOGIES
  CORP.                    COMMON STOCK    87953J102       240    36,000  SH         Sole                   36,000
TELLABS INC COM            COMMON STOCK    879664100       202    38,608  SH         Sole                   38,608
TENET HEALTHCARE CORP COM  COMMON STOCK    88033G100       422    56,700  SH         Sole                   56,700
TEVA PHARMACEUTCL INDS
  ADR                      COMMON STOCK    881624209       690    13,748  SH         Sole                   13,748
TOMOTHERAPY INCORPORATED   COMMON STOCK    890088107       174    38,000  SH         Sole                   38,000
TUPPERWARE BRANDS
  CORPORATION              COMMON STOCK    899896104     2,493    41,755  SH         Sole                   41,755
TYCO INTL LTD NEW COM      COMMON STOCK    H89128104     1,753    39,154  SH         Sole                   39,154
ULTRALIFE BATTERIES COM    COMMON STOCK    903899102       104    20,560  SH         Sole                   20,560
UNION PACIFIC CORP         COMMON STOCK    907818108     2,142    21,788  SH         Sole                   21,788
UNITED ONLINE, INC.        COMMON STOCK    911268100        91    14,480  SH         Sole                   14,480
UNITED PARCEL SERVICE INC  COMMON STOCK    911312106     2,248    30,248  SH         Sole                   30,248
VERIZON COMMUNICATIONS
  COM                      COMMON STOCK    92343V104       438    11,358  SH         Sole                   11,358
VIMPELCOM LTD              COMMON STOCK    92719a106       184    13,000  SH         Sole                   13,000
VIVUS, INC.                COMMON STOCK    928551100       155    25,000  SH         Sole                   25,000
WALGREEN CO COM            COMMON STOCK    931422109     1,395    34,750  SH         Sole                   34,750
WARNER CHILCOTT PLC
  IRELAND SH               COMMON STOCK    G94368100       209     9,000  SH         Sole                    9,000
WELLPOINT INC COM          COMMON STOCK    94973V107       255     3,650  SH         Sole                    3,450               200
WEYERHAEUSER CO COM        COMMON STOCK    962166104     2,264    92,047  SH         Sole                   92,047
WINDSTREAM CORP COM        COMMON STOCK    97381W104       393    30,503  SH         Sole                   30,503
SATYAM COMP SRVCS LTD ADR  COMMON STOCK    804098101       152    51,500  SH         Sole                   51,500